Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2022	2023

	(in thousands)
Accounts receivable	$261,112	235,815
Accounts receivable from related parties	36	14
Less: Loss allowance	—	—
	$261,148	235,829

Schedule of analysis of expected credit losses

	December 31, 2022
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$258,974	0%	$—
Past due within 30 days	1,884	0%	—
Past due 31‑60 days	121	0-32.15%	—
Past due 61‑90 days	75	0-47.02%	—
Past due 91‑120 days	94	0-77.69%	—
Past due over 121 days	—	100.00%	—
	$261,148		$—

	December 31, 2023
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$231,676	0%	$—
Past due within 30 days	3,591	0%	—
Past due 31‑60 days	462	0%	—
Past due 61‑90 days	9	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	91	0%-100.00%	—
	$235,829		$—

Summary of activity in the loss allowance

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year

(in thousands)

Year 2021	$190	(190)	—	—
Year 2022	$—	—	—	—
Year 2023	$—	—	—	—